CONSOLIDATED COMPREHENSIVE INCOME (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Comprehensive Income/(Loss)
Profit Loss	$ 8,549,791	$ 11,093,191	$ (13,311,885)
Other Comprehensive Income (Loss), Net of Tax [Abstract]
Other Comprehensive Income, Unrealized Gain (Loss) on Derivatives Arising During Period, Net of Tax			168,825
Other Comprehensive Income, Reclassification Adjustment on Derivatives Included in Net Income, Net of Tax (Gain)/Loss	(527,627)	(481,515)	293,043
Other Comprehensive Income (Loss), Net of Tax	527,627	481,515	(124,218)
Comprehensive Income, Net of Tax	$ 9,077,418	$ 11,574,706	$ (13,436,103)